Income Taxes (Details 3) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Components of the deferred tax asset:
Bad debts	$ 2,066,972	$ 1,828,937
Deferred compensation	6,930	6,930
Contingent liability - MPF program	17,838	17,838
Investment in CFS Partners	98,277	0
Finance lease	75,566	47,305
Operating lease	0	959
Deferred SBA PPP fees	3,205	5,966
Unrealized loss on debt securities AFS	4,234,981	5,493,977
Other	169,296	22,008
Total deferred tax asset	6,673,065	7,423,920
Components of the deferred tax liability:
Depreciation	467,217	483,484
Limited partnerships	333,578	156,394
Mortgage servicing rights	165,272	181,144
Investment in CFS Partners	0	29,586
Operating lease	1,925	0
Prepaid expenses	126,545	108,893
Total deferred tax liability	1,094,537	959,501
Net deferred tax asset	$ 5,578,528	$ 6,464,419